Significant Components of Current and Long-Term Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Capitalized inventory costs and inventory reserves	$ 2,883		$ 2,386
Self-insurance reserves	1,093		1,039
Allowance for doubtful accounts	882		1,084
Other current deferred tax assets	1,539		1,215
Total current deferred tax assets	6,397	[1]	5,724	[1]
Share-based compensation	17,455		13,911
Other long-term deferred tax assets	909		797
Net operating loss carryforwards	283		609
Total long-term deferred tax assets	18,647		15,317
Valuation allowance	(75)		(391)
Total long-term deferred tax assets	18,572	[2]	14,926	[2]
Other current deferred tax liabilities	(1,304)		(36)
Total current deferred tax liabilities	(1,304)	[1]	(36)	[1]
Deductible goodwill	(76,519)		(66,636)
Depreciation	(2,873)		(3,100)
Other long-term deferred tax liabilities	(2,556)		(1,322)
Total long-term deferred tax liabilities	(81,948)	[2]	(71,058)	[2]
Net deferred tax liabilities	$ (58,283)		$ (50,444)

[1]	Current deferred tax assets and liabilities have been included in the consolidated balance sheets in other current assets.
[2]	Long-term deferred tax assets and liabilities have been included in the consolidated balance sheets in deferred income taxes and other liabilities.